Schedule of Investments

September 30, 2020 (unaudited)

Moderate Allocation Fund

Security Description	Shares or Principal Amount ($)	Fair Value ($)(1)
Common Stocks - 35.1%

Communication Services - 3.3%
Activision Blizzard Inc	4,103	332,138
Alphabet Inc. - Class A (2)	189	276,998
Alphabet Inc. - Class C (2)	821	1,206,542
Amc Entertainment Holdings Inc (3)	268	1,262
Amc Networks Inc (2)	339	8,377
At&T Inc	8,863	252,684
Cinemark Holdings Inc	314	3,140
Comcast Corp New - Class A	12,330	570,386
Cumulus Media Inc. (2)	12	64
Dish Network Corporation	953	27,666
E W Scripps Company/The	19	217
Electronic Arts Inc (2)	1,607	209,569
Facebook Inc (2)	5,196	1,360,832
Frontier Communications Corp (2)	1,310	210
Glu Mobile Inc (2)	649	4,981
Gogo Inc. (2)	49	453
Gray Television Inc (2)	437	6,017
Lee Enterprises Inc (2)	1,275	1,069
Liberty Tripadvisor Holdings Inc. (2)	13	22
Lions Gate Entertainment Corp. - Class A (2)	303	2,872
Marcus Corp	209	1,616
Mdc Partners Inc (2)	390	628
Msg Networks Inc (2)	488	4,670
National Cinemedia Inc	437	1,186
Netflix Inc (2)	659	329,520
New York Times Co	974	41,677
Pinterest Inc (2)	582	24,159
Roku Inc. (2)	275	51,920
Shenandoah Telecommun Co	63	2,799
Spotify Technology S A (2)	397	96,300
Take Two Interactive Software (2)	43	7,104
Techtarget Inc (2)	47	2,066
Tegna Inc	256	3,008
Telephone & Data Sys Inc Del New	718	13,240
Tribune Publishing Company	109	1,271
Twitter Inc (2)	629	27,991
Verizon Communications Inc	12,298	731,608
Zillow Group Inc - Class C (2)	69	7,010

		5,613,272

Consumer Discretionary - 4.8%
Amazon.Com Inc (2)	842	2,651,231

American Public Eduinc. (2)	12	338
Aramark	476	12,590
At Home Group Inc (2)	302	4,488
Autonation Inc (2)	101	5,346
Best Buy Co Inc	2,318	257,970
Big Lots Inc Ohio	66	2,944
Booking Holdings Inc (2)	41	70,138
Borg Warner Inc	989	38,314
Boyd Gaming Inc	241	7,396
Brinker Intl Inc	162	6,921
Caleres Inc	238	2,275
Camping World Holdings Inc	689	20,498
Capri Holdings Limited (2)	426	7,668
Carparts.Com, Inc (2)	832	8,994
Carvana Co (2)	64	14,276
Centric Brands Inc. (2)	349	14
Chipotle Mexican Grill Inc (2)	230	286,053
Cracker Barrel Old Cnt Store	323	37,035
Crocs Incorporated (2)	1,821	77,811
Dana Incorporated	468	5,766
Dave & Buster'S Entertainment, Inc	107	1,622
Deckers Outdoor Corp (2)	302	66,443
Del Taco Restaurants, Inc (2)	896	7,347
Designer Brands Inc	94	510
Dollar General Corp New	1,377	288,647
Dollar Tree Inc (2)	368	33,613
Domino'S Pizza Inc	146	62,091
Dr Horton Inc	3,333	252,075
Ebay Inc	519	27,040
Etsy Inc (2)	5	608
Extended Stay America Inc	872	10,420
Fiesta Restaurant Group (2)	157	1,471
Fossilgroup Inc (2)	130	746
Fox Factory Holding Corp (2)	76	5,649
Garmin Limited	845	80,157
General Motors Company	4,910	145,287
Green Brick Partners Inc (2)	26	419
Greenlane Holdings, Inc. (2)	23	52
Group 1 Automotive Inc	14	1,237
Guess Inc	17	198
Hanesbrands Inc	1,011	15,923
Hibbett Sports Inc (2)	666	26,121
Home Depot Inc	1,485	412,399
Houghton Mifflin Harcourt Company (2)	185	320
Installed Building Products Inc (2)	20	2,035
Intl Game Technology Plc	1,125	12,521
K12 Inc (2)	822	21,651
L Brands Inc	143	4,549
Lands End Inc (2)	56	730
Las Vegas Sands Corp	849	39,614
Lci Industries	143	15,199
Lear Corporation	161	17,557
Lennar Corp	399	32,590
Lithia Motors Inc	249	56,757
Lovesac Company (2)	12	333

Lowes Companies Inc	4,016	666,094
Lululemon Athletica Inc (2)	268	88,271
Lumber Liquidators Holdings Inc (2)	201	4,432
M/I Homes Inc (2)	198	9,118
Malibu Boats, Inc. - Class A (2)	473	23,442
Marinemax Inc (2)	1,167	29,957
Marriott International Inc	161	14,905
Mdc Hldgs Inc	136	6,406
Meritage Homes Corporation (2)	290	32,013
Michaels Companies Inc (2)	63	608
Nathan'S Famous Inc	23	1,179
Nautilus Inc (2)	81	1,390
Nike Inc - Class B	2,443	306,694
Odp Corporation	227	4,415
Ollie'S Bargain Outlet Holdings Inc (2)	44	3,843
Overstock.Com	95	6,902
Papa John'S Intl Inc	102	8,393
Party City Holdco Inc (2)	548	1,425
Penn National Gaming (2)	324	23,555
Polaris Inc	89	8,396
Pool Corporation	34	11,374
Pultegroup Inc	3,964	183,494
Purple Innovation Inc (2)	947	23,542
Qurate Retail Inc	1,756	12,608
Red Robin Gourmet Burgers (2)	5	66
Red Rock Resorts Inc.	250	4,275
Rent A-Center Inc	3,572	106,767
Rtw Retailwinds Inc (2)	450	17
Scientific Games Corp (2)	161	5,621
Sonic Automotive Inc	171	6,867
Sportsman'S Warehouse Holdings, Inc (2)	602	8,615
Stamps.Com Inc (2)	1	241
Starbucks Corp	459	39,437
Sturm Ruger & Co Inc	105	6,422
Superior Industries International (2)	12	15
Target Corporation	1,207	190,006
Tesla Inc (2)	1,516	650,379
Texas Roadhouse Inc	147	8,936
The Container Store Group Inc (2)	29	180
Thor Industries Inc	988	94,117
Topbuild Corp (2)	65	11,095
Town Sports Intl Hldg Inc (2)	961	67
Tupperware Brands Corp (2)	110	2,218
Urban Outfitters Inc (2)	62	1,290
Waitr Holdings Inc (2)	119	383
Wayfair Inc - Class A (2)	54	15,715
Wendy'S Company	810	18,059
Williams Sonoma Inc	149	13,476
Wingstop Inc.	417	56,983
Winnebago Inds Inc	1,618	83,602
Xpel, Inc. (2)	68	1,773
Yum Brands Inc	1	91
Yum China Holdings Inc	2,371	125,544
Zumiez Inc (2)	78	2,170

		8,088,880

Consumer Staples - 0.8%
Altria Group Inc	36	1,391
Andersons Inc	419	8,032
Coca Cola Co	3,514	173,486
Conagra Brands Inc	982	35,067
General Mills Inc	8,049	496,462
Ingredion Inc	111	8,400
Kimberly Clark Corp	558	82,394
Kroger Co	2,338	79,282
Molson Coors Beverage Company - Class B	2,200	73,832
Natural Grocers By Vitamin Cottage Inc	156	1,538
Nu Skin Enterprises Inc	153	7,664
Pepsico Inc	23	3,188
Performance Food Group Co (2)	14	485
Philip Morris Intl Inc	111	8,324
Rite Aid Corp (2)	207	1,964
Spartan Nash Company	86	1,406
Tyson Foods Inc	3	178
United Natural Foods Inc (2)	132	1,963
Walgreen Boots Alliance Inc	512	18,391
Walmart Inc	2,348	328,509

		1,331,956

Energy - 0.4%
Amplify Energy Corp	572	488
Antero Resources Corp (2)	1,154	3,174
Apache Corp	149	1,411
Archrock Inc	608	3,271
Ardmore Shipping Corp	241	858
Aspen Aerogels Incorporated (2)	266	2,913
Bonanza Creek Energy Inc (2)	236	4,437
Brigham Minerals Inc	325	2,899
Cabot Oil & Gas Corp	1,110	19,270
Cactus Inc	609	11,687
California Resources Corp (2)	723	63
Centennial Resource Dev Inc (2)	145	87
Chaparral Energy Inc (2)	400	12
Chesapeake Energy Corp (2)	112	456
Chevron Corp	3,761	270,792
Cimarex Energy Co	1,146	27,882
Clean Energy Fuels Corp (2)	354	878
Cnx Resources Corporation (2)	515	4,862
Concho Resources Inc	212	9,353
Conocophillips	3,361	110,375
Consol Energy Inc (2)	87	385
Continental Resources Inc (2)	340	4,175
Delek Us Holdings Inc New	281	3,128
Dht Holdings Inc	613	3,163
Diamondback Energy, Inc	116	3,494
Dmc Global Inc.	64	2,108
Dorian Lpg Ltd (2)	320	2,563
Eog Resources Inc	1,438	51,682

Eqt Corporation	881	11,391
Exterran Corp (2)	338	1,406
Extraction Oil & Gas, Inc (2)	568	33
Franks International N V (2)	291	448
Golar Lng Ltd (2)	46	279
Gulfport Energy Corp (2)	53	28
Hallador Energy Company	121	79
Hess Corporation	360	14,735
Hollyfrontier Corp	95	1,872
International Seaways Inc	314	4,588
Klx Energy Services Holdings Inc. (2)	127	527
Laredo Petroleum Inc (2)	241	2,362
Liberty Oilfield Services Inc	1,120	8,949
Montage Resources Corporation (2)	285	1,251
Nabors Industries Limited New	70	1,711
National Oilwell Varco Inc	907	8,217
Nextdecade Corp (2)	209	623
Nextier Oilfield Solutions Inc (2)	354	655
Nine Energy Service Inc (2)	355	401
Nordic American Tankers Ltd	389	1,358
Oasis Petroleum Inc New (2)	613	172
Oceaneering Intl Inc (2)	522	1,837
Overseas Shipholding Group Inc - Class A (2)	80	171
Pacific Ethanol Inc (2)	93	680
Patterson-Uti Energy Inc	673	1,918
Pdc Energy Inc (2)	291	3,607
Peabody Energy Corp	408	938
Pioneer Natural Resources	660	56,753
Profire Energy Inc (2)	11	8
Propetro Holding Corp (2)	942	3,825
Range Resources Corp	704	4,660
Renewable Energy Group Inc (2)	275	14,691
Scorpio Tankers Inc	57	631
Silverbow Resources Inc (2)	247	971
Southwestern Energy Co (2)	1,808	4,249
Superior Energy Services Inc (2)	64	23
Talos Energy Inc (2)	265	1,709
Teekay Corporation (2)	502	1,119
W&T Offshore Inc (2)	329	592
Westmoreland Coal Co. (2)(8)	773	0
Whiting Petroleum Corporation	25	432
Whiting Petroleum Corporation A Warrants (2)(3)	26	64
Whiting Petroleum Corporation B Warrants (2)(3)	13	31
World Fuel Services Corp	494	10,468
Wpx Energy Inc (2)	808	3,959

		720,287

Financials - 2.7%
Agnc Investment Corp.	2,907	40,436
Allstate Corporation	1,546	145,540
Ally Financial Inc	2,590	64,931
American Eq Invt Life Hldg Co	426	9,368
American Express Co	1,905	190,976
Ameriprise Financial, Inc	275	42,380

Arbor Realty Trust Inc	246	2,822
Artisan Partners Asset Mgmt Inc - Class A	1,117	43,552
Associated Banc Corp	3,073	38,781
Bancorpsouth Bank	412	7,985
Bank Of America Corp New	23,814	573,679
Bank Ozk	599	12,771
Bankunited Inc	906	19,850
Bar Harbor Bankshares	126	2,589
Berkshire Hathaway, Inc. Class B (2)	5,127	1,091,743
Cannae Holdings Inc (2)	10	373
Central Valley Community Bancp	133	1,643
Citigroup Inc	2,939	126,700
Citizens Financial Group Inc	930	23,510
Civista Bancshares, Inc	499	6,247
Cno Financial Group Inc	1,556	24,958
Community Trust Bancorp Inc	311	8,789
Curo Group Holdings Corp	950	6,698
Eagle Bancorp Inc	604	16,181
East West Bancorp Inc	1,089	35,654
Elevate Credit Inc (2)	771	1,981
Ellington Residential Mortgage Reit	59	655
Enova International Inc (2)	372	6,097
Enterprise Bancorp Inc	11	231
Esquire Financial Holdings, Inc. (2)	69	1,035
Essa Bancorp Inc	11	136
Farmers National Banc Corp	70	764
Fifth Third Bancorp	1,043	22,237
First American Financial Corp	2,383	121,319
First Citizens Bancshrs Inc	56	17,852
First Comnty Bancshare Inc N	59	1,065
First Horizon Natl Corp	155	1,462
First Republic Bank San Francisco Ca New	697	76,015
Fnb Corporation	1,927	13,065
Fncb Bancorp Inc	124	660
Focus Financial Partners Inc. (2)	276	9,050
Goosehead Insurance Inc.	176	15,240
Great Ajax Corp	1,645	13,637
Green Dot Corp (2)	691	34,972
Hartford Finl Svcs Grp Inc	230	8,478
Hbt Financial, Inc.	215	2,412
Hci Group Inc	218	10,745
Hilltop Hldgs Inc	1,114	22,926
Houlihan Lokey Inc	441	26,041
Huntington Bancshares Inc	1,156	10,601
Independent Bk Corp	66	3,457
Invesco Ltd	758	8,649
Jpmorgan Chase & Co	3,555	342,240
Keycorp	1,415	16,881
Kinsale Capital Group, Inc	264	50,208
Kkr Real Estate Finance Trust Inc	772	12,761
M & T Bank Corp	111	10,222
Medley Management Inc (2)	271	158
Metlife Inc	891	33,118
Metrocity Bankshares Inc	599	7,889
Mid Penn Bancorp Inc	3	52

Morgan Stanley	254	12,281
Mr Cooper Group Inc (2)	941	21,003
Nasdaq Inc	151	18,529
National Bank Holdings Corporation	164	4,305
Navient Corporation	442	3,735
NewStar Financial Contingent Value Rights (2)(8)	31	0
Northrim Bancorp Inc	388	9,890
Ocwen Financial Corporation (2)	16	338
Onemain Holdings Inc	159	4,969
Oppenheimer Holdings Inc	949	21,182
Palomar Holdings, Inc. (2)	55	5,733
Pennymac Financial Services Inc	855	49,693
Pennymac Mortgage Investment Trust	621	9,979
Pjt Partners Inc	481	29,153
Pnc Financial Svcs Group Inc	613	67,375
Popular Inc	1,753	63,581
Pra Group Inc (2)	476	19,016
Prosight Global Inc (2)	68	771
Prudential Financial Inc	1,936	122,975
Pzena Investment Management	929	4,979
Qcr Holdings Inc	518	14,198
Rbb Bancorp	509	5,772
Regions Financial Corp New	6,624	76,375
Servisfirst Bancshares, Inc	110	3,743
Siebert Financial Corp (2)	123	397
Signature Bank	44	3,652
Silvercrest Asset Management Group Inc	99	1,036
Simmons First Natl Corp	1,574	24,956
State Street Corp	1,271	75,408
Stewart Information Svcs Crp	1,873	81,906
Stonex Group Inc. (2)	110	5,628
Svb Financial Group (2)	187	44,996
T Rowe Price Group Inc	198	25,388
Tcf Financial Corporation New	190	4,438
Truist Financial Corp	3,013	114,645
Trupanion Inc (2)	91	7,180
Umb Financial Corp	177	8,675
United Community Banks Inc	463	7,839
Us Bancorp New	726	26,027
Valley Natl Bancorp	74	507
Virtu Financial Inc.	1,300	29,913
Virtus Investment Prtnrs Inc	76	10,537
Walker & Dunlop Inc	481	25,493
Wesbanco Inc	46	983
Western Alliance Bancorp	472	14,925

		4,526,571

Healthcare - 6.9%
89Bio, Inc (2)	15	385
Abbott Labs	2,091	227,564
Abbvie Inc	7,908	692,662
Acceleron Pharma Inc (2)	32	3,601
Acelrx Pharmaceuticals Inc (2)	2,706	3,843
Adverum Biotechnologies, Inc. (2)	101	1,040

Affimed N.V. (2)	1,225	4,153
Agex Therapeutics Inc (2)	108	87
Agilent Technologies Inc	1,739	175,535
Akero Therapeutics, Inc. (2)	91	2,802
Akorn Inc (2)	513	15
Albireo Pharma Inc (2)	152	5,072
Alector, Inc. (2)	12	126
Alexion Pharmaceuticals (2)	1,173	134,226
Align Technolgy Inc (2)	53	17,350
Alkermes Plc (2)	935	15,493
Allakos Inc. (2)	49	3,991
Allscripts Hlth Sol Inc (2)	634	5,161
Alnylam Pharmaceuticals (2)	326	47,466
Amedisys Inc (2)	24	5,674
Amerisourcebergen Corp	1,160	112,427
Amgen Inc	2,349	597,022
Amicus Therapeutics, Inc (2)	389	5,493
Amneal Pharmaceuticals Inc (2)	661	2,565
Anthem Inc	1,241	333,320
Applied Therapeutics, Inc. (2)	42	872
Arcturus Therapeutics Holdings Inc (2)	216	9,266
Arcutis Biotherapeutics Inc (2)	31	908
Arena Pharmaceuticals Inc (2)	263	19,670
Arrowhead Pharmaceuticals Inc (2)	198	8,526
Assertio Holdings, Inc. (2)	874	582
Atara Biotherapeutics Inc (2)	91	1,179
Athenex, Inc. (2)	41	496
Avantor Inc (2)	574	12,909
Axsome Therapeutics Inc (2)	84	5,985
Baxter Intl Inc	1,004	80,742
Beam Therapeutics Inc. (2)	77	1,896
Beyondspring Inc (2)	107	1,424
Bio Rad Laboratories Inc (2)	8	4,124
Biodelivery Sciences Intl (2)	1,905	7,106
Biogen Inc (2)	1,811	513,744
Biospecifics Tech Corp (2)	40	2,113
Bio-Techne Corp	100	24,773
Bioxcel Therapeutics, Inc. (2)	83	3,599
Blueprint Medicines Corporation (2)	70	6,489
Bridgebio Pharma, Inc (2)	115	4,315
Bristol-Myers Squibb Co	6,446	388,629
Cardinal Health Inc	1,457	68,406
Caredx, Inc (2)	266	10,092
Casi Pharmaceuticals Inc. (2)	90	138
Castle Biosciences, Inc. (2)	69	3,550
Catalent Inc (2)	861	73,753
Catalyst Pharmaceuticas Inc (2)	1,537	4,565
Cbdmd Inc (2)	26	52
Celcuity Inc. (2)	82	476
Centene Corporation (2)	751	43,806
Centogene N.V. (2)	95	899
Cerecor Inc. (2)	197	448
Cerner Corp	2,980	215,424
Charles River Labs Intl Inc (2)	215	48,687
Chemed Corporation	124	59,563

Chemocentryx Inc (2)	214	11,727
Cigna Corp	80	13,553
Co-Diagnostics, Inc (2)	80	1,087
Community Health Sys Inc New (2)	524	2,211
Computer Programs & Sys Inc	83	2,292
Conformis Inc (2)	569	477
Corcept Therapeutics Inc (2)	632	11,000
Cortexyme, Inc. (2)	5	250
Cvs Health Corp	5,576	325,638
Cymabay Therapeutics Inc (2)	649	4,699
Deciphera Pharmaceuticals Inc. (2)	81	4,155
Denali Therapeutics Inc (2)	146	5,231
Dexcom Inc (2)	56	23,085
Dicerna Pharmaceuticals Inc (2)	469	8,437
Editas Medicine Inc (2)	372	10,438
Edwards Lifesciences Corp (2)	1,419	113,265
Elanco Animal Health, Inc. Contingent Value Rights (2)(8)	162	0
Electrocore, Inc. (2)	30	52
Eli Lilly & Co	2,439	361,021
Eloxx Pharmaceuticals, Inc (2)	88	231
Emergent Biosolutions Inc (2)	341	35,236
Endo International Plc (2)	1,184	3,907
Enochian Biosciences Inc (2)	37	132
Ensign Group Inc.	114	6,505
Exact Sciences Corporation (2)	292	29,769
Exelixis Inc (2)	1,142	27,922
Fate Therapeutics Inc (2)	122	4,876
Fulgent Genetics, Inc. (2)	47	1,882
Genmark Diagnostics Inc (2)	134	1,903
Geron Corporation (2)	1,187	2,065
Gilead Science Inc	4,062	256,678
Globus Medical Inc (2)	329	16,292
Halozyme Therapeutics Inc (2)	153	4,021
Hca Healthcare Inc	421	52,490
Healthstream Inc (2)	2	40
Hill-Rom Holdings Inc	765	63,885
Hologic Inc (2)	95	6,315
Horizon Therapeutics Public Ltd Co (2)	2,131	165,536
Humana Inc	574	237,573
Idexx Laboratories Corp (2)	99	38,918
Illumina Inc (2)	69	21,327
Immunogen Inc (2)	326	1,174
Inovio Pharmaceuticals Inc (2)	281	3,260
Insmed Inc (2)	112	3,600
Intellia Therapeutics Inc (2)	215	4,274
Intersect Ent Inc (2)	15	245
Intra-Cellular Therapies Inc. (2)	99	2,540
Intuitive Surgical Inc (2)	19	13,481
Invitae Corp (2)	34	1,474
Iovance Biotherapeutics, Inc (2)	369	12,147
Irhythm Technologies, Inc. (2)	51	12,144
Jazz Pharmaceuticals Plc (2)	83	11,835
Johnson And Johnson	7,626	1,135,359
Jounce Therapeutics Inc. (2)	213	1,738
Kezar Life Sciences, Inc. (2)	36	174

Kiniksa Pharmaceuticals, Ltd. (2)	5	77
Kodiak Sciences Inc (2)	24	1,421
Kura Oncology, Inc (2)	331	10,142
Livongo Health, Inc. (2)	192	26,890
Macrogenics Inc (2)	196	4,937
Mallinckrodt Public Limited Co (2)(3)	30	29
Mannkind Corporation (2)	564	1,060
Marinus Pharmaceuticals Inc (2)	139	1,786
Mckesson Corp	434	64,636
Medtronic Plc	6,399	664,984
Mei Pharma Inc (2)	82	256
Merck & Co Inc	8,948	742,237
Meridian Bioscience Inc (2)	232	3,939
Merit Med Sys Inc (2)	63	2,741
Mersana Therapeutics, Inc (2)	667	12,420
Mettler Toledo Intl Inc (2)	16	15,452
Mirati Therapeutics Inc (2)	138	22,915
Moderna, Inc. (2)	595	42,096
Morphic Holding, Inc (2)	98	2,679
Mylan N.V (2)	954	14,148
Myokardia, Inc (2)	121	16,496
Myriad Genetics Inc (2)	305	3,977
Nantkwest Inc (2)	483	3,350
Natera, Inc (2)	249	17,988
National Healthcare Cp	37	2,305
Neoleukin Therapeutics, Inc (2)	242	2,904
Neurocrine Biosciences Inc (2)	460	44,234
Nextgen Healthcare, Inc. (2)	540	6,880
Novavax Inc (2)	120	13,002
Oncocyte Corp (2)	240	334
Opko Health Inc (2)	1,007	3,716
Organogenesis Holdings Inc (2)	140	538
Osmotica Pharmaceuticals Plc (2)	431	2,332
Owens & Minor Inc Hldg Co	292	7,332
Palatin Technologies Inc New (2)	1,854	877
Perkinelmer Inc	348	43,677
Perrigo Co	1,684	77,312
Pfizer Inc	13,035	478,385
Polarity Te Inc (2)	252	262
Pra Health Sciences Inc (2)	189	19,172
Precigen Inc. (2)(3)	283	991
Puma Biotechnology Inc (2)	50	505
Quidel Corp (2)	133	29,178
Regeneron Pharmaceuticals Inc (2)	263	147,222
Resmed Inc	365	62,572
Retrophin Inc (2)	102	1,883
Revance Therapeutics Inc (2)	253	6,360
Revolution Medicines, Inc. (2)	26	905
Rhythm Pharmaceuticals Inc (2)	444	9,621
Rigel Pharmaceuticals New (2)	1,749	4,198
Rocket Pharmaceuticals Corporation (2)	42	960
Seattle Genetics Inc (2)	332	64,969
Senseonics Holdings Inc. (2)	145	56
Seres Therapeutics Inc (2)	154	4,360
Sorrento Therapeutics Inc (2)	468	5,218

Spectrum Pharmaceuticals Inc (2)	543	2,215
Springworks Therapeutics, Inc. (2)	24	1,144
Steris Plc	590	103,952
Strongbridge Biopharma Plc (2)	715	1,502
Stryker Corp	820	170,863
Supernus Pharmaceuticals, Inc (2)	324	6,752
Sutro Biopharma, Inc. (2)	267	2,683
Syros Pharmaceuticals Inc. (2)	507	4,482
Teladoc Health Inc (2)	150	32,886
Tenet Healthcare Corp (2)	389	9,534
Tg Therapeutics Inc (2)	306	8,189
Theravance Biopharma Inc (2)	3	44
Thermo Fisher Scientific Inc	398	175,725
Transenterix Inc (2)	359	125
Translate Bio Inc (2)	185	2,518
Turning Point Therapeutics, Inc (2)	78	6,814
Twist Bioscience Corporation (2)	74	5,622
Ultragenyx Pharmaceutical Inc (2)	189	15,534
United Therapeutics Corp (2)	387	39,087
Vanda Pharmaceuticals Inc (2)	542	5,236
Veeva Systems Inc (2)	464	130,472
Veracyte Inc (2)	249	8,090
Verrica Pharmaceuticals Inc. (2)	38	294
Vertex Pharmaceuticals (2)	926	251,983
Viela Bio, Inc. (2)	20	562
Viemed Healthcare Inc (2)	41	354
Viking Therapeutics, Inc. (2)	556	3,236
Vir Biotechnology, Inc. (2)	28	961
Wave Life Sciences Ltd. (2)	36	306
West Pharmaceutical Svcs Inc	347	95,390
Xbiotech Inc (2)	378	7,216
Xencor Inc (2)	187	7,254
Zimmer Biomet Holdings Inc	915	124,568
Ziopharm Oncology Inc (2)	370	932
Zoetis Inc	2,745	453,941

		11,505,227

Industrials - 3.1%
3M Company	1,460	233,863
Aerovironment Inc (2)	329	19,743
Agco Corp	290	21,538
Allegiant Travel Company	98	11,740
Allison Transmission Holdings Inc	229	8,047
Alpha Pro Tech Ltd (2)	120	1,774
Altra Industrial Motion Corp	104	3,845
Ameresco Inc (2)	223	7,448
Arcbest Corporation	313	9,722
Arcosa Inc	660	29,099
Astec Inds Inc	151	8,192
Atkore International Group Inc (2)	184	4,182
Atlas Air Wrldwide Hldgs New (2)	92	5,603
Axon Enterprise Inc (2)	13	1,179
Azz Inc	188	6,415
Bmc Stock Holdings Inc (2)	513	21,972

Brady Corporation	385	15,408
Builders Firstsource Inc (2)	332	10,830
Bwx Technologies Inc	980	55,184
Caterpillar Inc	329	49,070
Comfort Systems Usa Inc	648	33,378
Commercial Vehicle Grp Inc (2)	724	4,728
Copart Inc (2)	242	25,449
Corelogic Inc	170	11,504
Csx Corp	480	37,282
Cummins Inc	2,314	488,624
Curtiss Wright Corp	240	22,382
Deere & Co	596	132,091
Eaton Corp Plc	1,761	179,675
Emcor Group Inc	957	64,798
Emerson Electric Co	411	26,949
Enersys	255	17,116
Fastenal Co	1,427	64,343
Federal Signal Corp	97	2,837
Fedex Corp	447	112,429
Generac Holdings Inc (2)	283	54,800
Graco Inc	219	13,436
Graftech International Ltd	686	4,692
Grainger W W Inc	771	275,070
Greenbrier Cos Inc	209	6,145
Hd Supply Holdings Inc (2)	198	8,166
Heartland Express Inc	621	11,551
Herman Miller Inc	360	10,858
Hertz Global Holdings Inc New (2)	168	186
Hni Corporation	117	3,671
Hub Group Inc (2)	336	16,866
Hubbell Inc	1,020	139,577
Huntington Ingalls Industries Inc	773	108,800
Illinois Tool Wks Inc	1,163	224,703
J.B. Hunt Transport Services Inc	355	44,865
Kelly Svc Inc	29	494
Kforce Inc	127	4,086
Kimball International Inc - Class B	536	5,649
L. B. Foster Company (2)	85	1,141
Landstar Sys Inc	30	3,765
Lincoln Electric Holding Inc	480	44,179
Lockheed Martin Corp	1,417	543,108
Lsc Communications Inc (2)	1,143	47
Manitowoc Company Inc (2)	301	2,531
Manpowergroup	1,775	130,161
Marten Trans Ltd	690	11,261
Matson Inc	250	10,023
Maxar Technologies Inc	255	6,360
Mcgrath Rent Corp	89	5,304
Meritor Inc (2)	457	9,570
Miller Industries Inc New	443	13,543
Msc Industrial Direct Co Inc	1,865	118,017
Mueller Inds Inc	704	19,050
Myr Group, Inc. (2)	132	4,908
National Presto Inds Inc	30	2,456
Old Dominion Freight Line	298	53,914

Oshkosh Corp	392	28,812
Paccar Inc	5,671	483,623
Pae Incorporated (2)	485	4,123
Plug Power Inc (2)	693	9,293
Primoris Services Corp	647	11,672
Quanta Services Inc	116	6,132
R.R. Donnelley & Sons Co	897	1,310
Regal Beloit Corp	704	66,084
Rexnord Corp New	218	6,505
Rush Enterprises Inc	383	19,357
Ryder Sys Inc	186	7,857
Safe Bulkers Inc (2)	451	465
Saia Inc (2)	48	6,055
Schneider National Inc - Class B	1,279	31,630
Skywest Inc	163	4,867
Southwest Airlines Co	11,390	427,125
Steelcase Inc	429	4,337
The Shyft Group, Inc.	344	6,495
Timken Co	1,309	70,974
Triton International Ltd	1,278	51,976
Tutor Perini Corp (2)	154	1,714
Uber Technologies Inc (2)	518	18,897
Ufp Industries, Inc.	151	8,533
United Parcel Service Inc - Class B	1,267	211,120
Vectrus Inc (2)	159	6,042
Veritiv Corp (2)	59	747
Vertiv Holdings Llc (2)	2,394	41,464
Watsco Inc	15	3,493
Werner Entrps Inc	814	34,180
WESCO International, Inc. Series A Variable Preferred (10)	252	7,056

		5,243,330

Information Technology - 10.4%
Aci Worldwide Inc. (2)	505	13,196
Adobe Inc. (2)	1,079	529,174
Advanced Micro Devices Inc (2)	1,983	162,586
Alliance Data Sys Corp	132	5,541
American Software Inc	97	1,362
Amkor Technology Inc (2)	1,095	12,264
Ansys Inc (2)	195	63,810
Apple Inc	31,599	3,659,480
Applied Materials Inc	6,002	356,819
Arrow Electronics Inc (2)	1,165	91,639
Astro Nova Inc	279	2,238
Autodesk Inc (2)	279	64,452
Avnet Inc	2,251	58,166
Bill.Com Holdings Inc (2)	36	3,611
Box Inc (2)	42	729
Broadcom Inc	512	186,532
Cadence Designs Sys (2)	4,658	496,683
Calix Inc (2)	1,236	21,976
Cambium Networks Corporation (2)	80	1,350
Cerence Inc. (2)	5	244
Channeladvisor Corp (2)	1,231	17,813

Ciena Corporation (2)	407	16,154
Cisco Systems Inc	7,408	291,801
Citrix Systems Inc	1,741	239,753
Cloudera Inc (2)	234	2,548
Cognex Corp	356	23,176
Conduent Inc (2)	1,534	4,878
Corning Inc	2,422	78,497
Coupa Software Incorporated (2)	75	20,568
Crowdstrike Holdings, Inc. (2)	277	38,038
Dell Technologies Inc - Class C (2)	89	6,024
Diebold Nixdorf Inc (2)	184	1,406
Digital Turbine Inc (2)	875	28,648
Docusign Inc (2)	414	89,109
Dropbox Inc (2)	775	14,927
Dxc Technology Company	901	16,083
Eastman Kodak Company New (2)	104	917
Ebix Inc	223	4,594
Egain Corporation (2)	789	11,180
Elastic N.V. (2)	68	7,337
Fastly Inc (2)	148	13,865
Formfactor Inc (2)	1,129	28,146
Fortinet Inc (2)	150	17,672
Hewlett Packard Enterprise Co	5,174	48,480
Hp Inc	5,987	113,693
Hubspot Inc (2)	52	15,196
Insight Enterprises Inc (2)	403	22,802
Intel Corp	9,068	469,541
Intuit Inc	1,794	585,221
Jabil Inc	4,719	161,673
Juniper Networks	1,634	35,131
Kbr Inc	259	5,791
Kimball Electronics Inc. (2)	23	266
Kla Corporation	1,004	194,515
Lam Research Corp	650	215,638
Limelight Networks, Inc. (2)	551	3,174
Lumentum Holdings Inc. (2)	8	601
Manhattan Associates Inc (2)	63	6,016
Mastercard Incorporated	2,416	817,019
Maxim Integrated Prods Inc	1,268	85,729
Methode Electronics, Inc.	266	7,581
Micron Tech Inc (2)	575	27,002
Microsoft Corp	15,314	3,220,994
Mks Instruments Inc	235	25,669
Moneygram International Inc (2)	179	506
Monolithic Power Sys Inc	95	26,563
Ncr Corp (2)	421	9,321
Netgear Inc (2)	542	16,704
Nic Inc	1	20
Nortonlifelock Inc	3,517	73,294
Nvidia Corp	1,076	582,353
Okta Inc. (2)	65	13,900
Onespan Inc (2)	3	63
Oracle Corporation	6,601	394,080
Pagerduty Inc (2)	120	3,253
Paypal Holdings Inc (2)	1,425	280,768

Photronics Inc (2)	690	6,872
Plantronics Inc	153	1,812
Priority Technology Hldgs Inc. (2)	198	625
Progress Software Corp	1,473	54,030
Qorvo Inc (2)	516	66,569
Qualcomm Inc	2,940	345,979
Ringcentral Inc (2)	98	26,912
Salesforce.Com Inc (2)	1,555	390,803
Sanmina Corporation (2)	420	11,361
Scansource Inc (2)	22	436
Secureworks Corp. Class A (2)	33	376
Semtech Corp (2)	21	1,112
Servicenow Inc (2)	82	39,770
Skyworks Solutions Inc	454	66,057
Solaredge Technologies, Inc (2)	298	71,028
Sonim Technologies Inc (2)	372	289
Splunk Inc (2)	170	31,982
Sps Commerce Inc (2)	326	25,386
Square Inc (2)	440	71,522
Ss & C Technologies Hldgs Inc	5,836	353,195
Stoneco Ltd. (2)	332	17,559
Stratasys Ltd (2)	116	1,447
Sykes Enterprises Inc (2)	504	17,242
Synnex Corp	425	59,526
Synopsys Inc (2)	435	93,081
Telenav Inc (2)	426	1,534
Tenable Holdings, Inc (2)	859	32,427
Teradyne Inc	1,224	97,259
Tessco Technologies	90	483
Texas Instruments Inc	1,897	270,873
Trade Desk, Inc./The (2)	38	19,714
Trimble Inc. (2)	824	40,129
Ttec Holdings Inc	277	15,110
Twilio Inc - Class A (2)	239	59,055
Ultra Clean Holdings, Inc. (2)	134	2,876
Verint Systems Inc (2)	496	23,897
Virnetx Holding Corp (3)	1,342	7,072
Visa Inc.	1,944	388,742
Vishay Intertechnology Inc	1,891	29,443
Xerox Holdings Corporation	3,332	62,542
Xperi Holding Corporation	1,035	11,892
Zebra Tech Corp - Class A (2)	209	52,764
Zoom Video Communications, Inc. (2)	319	149,965
Zscaler, Inc. (2)	147	20,681

		17,208,972

Materials - 1.0%
Air Products & Chemicals Inc	650	193,609
Avient Corporation	124	3,281
Balchem Corp - Class B	11	1,074
Berry Global Group Inc (2)	611	29,524
Boise Cascade Company	919	36,686
Caledonia Mining Corporation Plc	374	6,354
Century Aluminum Co (2)	5	36

Chemours Company	552	11,542
Clearwater Paper Corp (2)	34	1,290
Coeur Mining Inc (2)	115	849
Commercial Metals Co	77	1,538
Corteva Inc	728	20,974
Dow Inc	1,044	49,120
Eastman Chemical Company	1,433	111,946
Flotek Industries Inc (2)	1,138	3,084
Fmc Corp	258	27,325
Freeport-Mcmoran Inc - Class B	684	10,698
Futurefuel Corp	10	114
Hawkins Incorporated	2	92
Huntsman Corp	1,406	31,227
Linde Plc	75	17,860
Lyondellbasell Industries Nv	741	52,233
Marrone Bio Innovations Inc (2)	1,062	1,296
Mineral Tech Inc	3	153
Mosaic Company New	187	3,416
Newmont Corporation	5,204	330,194
Nucor Corp	521	23,372
O-I Glass Inc	101	1,070
Olympic Steel Inc	30	341
Ppg Inds Inc	568	69,341
Reliance Stl & Aluminum Co	1,553	158,468
Royal Gold Inc	1	120
Rpm International Inc	131	10,852
Ryerson Holding Corp (2)	378	2,166
Scotts Miracle-Gro Company	872	133,338
Sherwin Williams Co	329	229,227
Steel Dynamics Inc	711	20,356
Stepan Co	58	6,322
Suncoke Energy Inc	1	3
Tredegar Corp	24	357
Tronox Holdings Plc	170	1,338
Westrock Company	590	20,497

		1,622,683

Real Estate Investment Trust - 1.1%
Altisource Ptf Solu Sa (2)	347	4,396
American Homes 4 Rent	1,199	34,148
American Tower Reit	2,111	510,292
Ashford Hospitality Tr Inc	401	662
Avalonbay Communities Inc	203	30,316
Care Trust Reit Inc.	380	6,762
Catchmark Timber Trust Inc	780	6,965
Cbl & Associates Pptys Inc (2)(3)	1,741	280
Clipper Realty Inc	189	1,143
Community Healthcare Trust Inc	120	5,611
Corecivic Inc	622	4,976
Corenergy Infrastructure Trust Inc Reit	231	1,349
Corporate Office Ppts Tr	1,164	27,610
Cyrusone Inc	708	49,581
Equinix Inc	185	140,624
Essex Ppty Trust Inc	674	135,332

Extra Space Storage Inc		650	69,544
Gaming And Leisure Properties Inc		2,890	106,728
Getty Realty Corp Hldg Co		739	19,221
Gladstone Commercial Corp		207	3,488
Global Medical Reit Inc		19	257
Healthcare Trust Of America - Class A		24	624
Highwoods Properties Inc		964	32,361
Host Hotel & Resorts Inc.		112	1,208
Iron Mountain Inc		370	9,912
Lamar Advertising Company		1,988	131,546
Life Storage Inc		158	16,633
Ltc Properties Inc		1,454	50,686
National Health Invts		291	17,539
National Storage Affiliates Trust		412	13,477
Newmark Group Inc.		257	1,110
Omega Healthcare Invs Inc		224	6,707
Piedmont Office Realty Tr Inc		2,163	29,352
Ps Business Parks Inc		373	45,651
Public Storage		220	48,998
Qts Realty Trust Inc		99	6,239
RAIT Financial Trust (2)(3)(8)		751	0
Sba Communications Corp		471	150,004
Service Properties Trust		2,991	23,778
Simon Property Group Inc New		2,530	163,640
Spirit MTA Reit Liquidating Trust (2)(8)		1,024	0
Tanger Factory Outlet Center (3)		644	3,883
Trinity Place Holdings Inc (2)		645	909
Uniti Group Inc		292	3,076
Welltower Inc		166	9,145

			1,925,763

Utilities - 0.6%
Alliant Energy Corp		862	44,522
American Water Works Co		1,021	147,922
Atlantic Power Corp (2)		810	1,588
Mdu Resources Group Inc		2,810	63,225
Nextera Energy Inc		1,278	354,722
Northwestern Corporation		2,261	109,975
Nrg Energy Inc		1,376	42,298
Wec Energy Group Inc		685	66,377
Xcel Energy Incorporated		1,909	131,728

			962,357

Total Common Stocks	(Cost	$46,001,576)	58,749,298

Registered Investment Companies - 43.4%

Baird Core Plus Bond Fund - Class I	443,157	5,388,786
Dodge & Cox Income Fund	314,514	4,610,773
DoubleLine Total Return Bond Fund - Class I	300,586	3,228,295
Guggenheim Total Return Bond Fund - Class I	83,328	2,481,513
iShares Core U.S. Aggregate Bond ETF (9)	70,848	8,364,315
iShares JP Morgan USD Emerging Markets Bond ETF (9)	62,611	6,942,934

Lord Abbett High Yield Fund - Class I		356,824	2,512,044
Payden Emerging Markets Bond Fund - Class I		65,525	855,753
PGIM Total Return Bond Fund - Class R6		336,922	5,010,032
Pioneer Bond Fund - Class Y		327,343	3,306,167
Segall Bryant & Hamill Plus Bond Fund - Class I		335,325	3,755,638
SPDR Bloomberg Barclays High Yield Bond ETF (9)		23,991	2,501,542
TCW Emerging Markets Income Fund - Class I		208,508	1,657,640
Vanguard Intermediate-Term Corporate Bond ETF (9)		35,204	3,372,543
Vanguard Short-Term Bond ETF (9)		13,714	1,138,948
Vanguard Total Bond Market ETF (9)		91,225	8,047,870
Xtrackers USD High Yield Corporate Bond ETF (9)		199,458	9,593,928

Total Registered Investment Companies	(Cost	$68,424,949)	72,768,721

Money Market Registered Investment Companies - 14.5%

Meeder Institutional Prime Money Market Fund, 0.10% (5)		24,371,827	24,381,576
Morgan Stanley Government Institutional Fund, 0.02% (4)		8,544	8,544

Total Money Market Registered Investment Companies	(Cost	$24,377,902)	24,390,120

Bank Obligations - 0.1%

Metro City Bank Deposit Account, 0.50%, 10/1/2020 (6)		247,967	247,967

Total Bank Obligations	(Cost	$247,967)	247,967

U.S. Government Obligations - 6.0%

U.S. Treasury Note, 2.25%, due 1/31/2024		3,325,700	3,554,991
U.S. Treasury Note, 2.625%, due 2/15/2029		1,436,500	1,678,573
U.S. Treasury Note, 1.50%, due 8/15/2026		1,194,400	1,273,529
U.S. Treasury Note, 2.25%, due 11/15/2025		2,086,400	2,293,736
U.S. Treasury Note, 2.125%, due 12/31/2022		1,208,700	1,262,714

Total U.S. Government Obligations	(Cost	$9,319,546)	10,063,543

Total Investments - 99.1%	(Cost	$148,371,940)	166,219,649

Other Assets less Liabilities - 0.9%			1,547,311

Total Net Assets - 100.0%			167,766,960

Trustee Deferred Compensation (7)

Meeder Balanced Fund - Retail Class		314	3,708
Meeder Dynamic Allocation Fund - Retail Class		732	8,916
Meeder Muirfield Fund - Retail Class		1,057	7,811
Meeder Conservative Allocation Fund - Retail Class		99	2,262

Total Trustee Deferred Compensation	(Cost	$21,744)	22,697

Futures Contracts

	Long (Short) Contracts	Expiration Date	Notional Value of Contracts ($)	Value and Unrealized Appreciation (Depreciation)($)
Index Futures
Mini MSCI EAFE Index Futures	54	12/18/2020	5,003,640	(154,115)
Mini MSCI Emerging Markets Index Futures	27	12/18/2020	1,469,475	(31,737)
Russell 2000 Mini Index Futures	5	12/18/2020	376,100	26
Standard & Poors 500 Mini Futures	30	12/18/2020	5,028,000	120,663
E-mini Standard & Poors MidCap 400 Futures	7	12/18/2020	1,299,130	24,466

Total Futures Contracts	123		13,176,345	(40,697)

(1)	Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
•	Level 1 - quoted prices in active markets for identical securities
•	Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2020 in valuing the Fund's assets carried at fair value:

Valuation Inputs	Investments in Securities	Other Financial Instruments (11)
Level 1 - Quoted Prices	$155,908,139	$(40,697)
Level 2 - Other Significant Observable Inputs	10,311,510	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$166,219,649	$(40,697)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(2)	Represents non-income producing securities.

(3)	All or a portion of this security is on loan.

(4)	Investment purchased as securities lending collateral. The yield shown represents the 7-day yield in effect at September 30, 2020.

(5)	Investment in affiliate. The yield shown represents the 7-day yield in effect at September 30, 2020.

(6)	Variable rate security. Securities payable at par including accrued interest (usually within seven days notice) and unconditionally secured as to principal and interest by letters of credit or other credit support agreements from major banks. The interest rates are adjustable and are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rate shown represents the rate in effect at September 30, 2020. The maturity date shown, if applicable, reflects the earlier of the next demand date or stated maturity date.

(7)	Assets of affiliates to the Moderate Allocation Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

(8)	Fair valued security deemed as Level 3 security.

(9)	Exchange-traded fund.

(10)	Preferred stock.

(11)	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures contracts, which are valued at the unrealized appreciation/depreciation of the instrument.